Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Schedule of valuation assumptions

	For the Year Ended December 31,
	2016			2017			2018
Expected volatility	45.8%	-	48.6%	42.5%	-	45.8%	47.8%	-	48.4%
Weighted average volatility			46.8%			43.3%			48.3%
Expected dividends			—	—			—		—
Risk-free rate	1.0%	-	1.7%	1.5%	-	2.3%	2.6%	-	2.8%
Contractual term (in years)			6			6			6

Schedule of share options activities

						Weighted
						Average
					Weighted	Remaining
		Senior			Average	Contractual	Aggregate
	Employees	Management	Consultants	Total	Exercise Price	Life	Intrinsic Value
							(RMB
	(In thousands)	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	in thousands)
Outstanding at January 1, 2016	2,160	3,400	—	5,560	0.0001	5.31	69,925
Granted	3,014	3,880	—	6,894	0.0001	—	—
Exercised	—	—	—	—	0.0001	—	—
Forfeited	(182)	(700)	—	(882)	0.0001	—	—
Outstanding at December 31, 2016	4,992	6,580	—	11,572	0.0001	5.02	224,620
Outstanding at January 1, 2017	4,992	6,580	—	11,572	0.0001	5.02	224,620
Granted	3,419	5,115	700	9,234	0.0001	—	—
Exercised	—	—	—	—	0.0001	—	—
Forfeited	(287)	(1,100)	—	(1,387)	0.0001	—	—
Outstanding at December 31, 2017	8,124	10,595	700	19,419	0.0001	4.80	880,197
Outstanding at January 1, 2018	8,124	10,595	700	19,419	0.0001	4.80	880,197
Granted	2,587	620	—	3,207	0.0001	—	—
Exercised	(2,387)	(5,543)	(212)	(8,142)	0.0001	—	—
Forfeited	(683)	(1,437)	(50)	(2,170)	0.0001	—	—
Outstanding at December 31, 2018	7,641	4,235	438	12,314	0.0001	4.46	1,233,028

Exercisable as of December 31, 2016	518	2,800	—	3,318	0.0001	4.87	64,409
Exercisable as of December 31, 2017	1,701	3,570	—	5,271	0.0001	3.91	238,928
Exercisable as of December 31, 2018	818	—	63	881	0.0001	3.38	88,187